UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - EUR (€) € in Thousands	Mar. 31, 2026	Dec. 31, 2025
Non-current assets
Goodwill	€ 18,419	€ 18,419
Intangible assets	6,605	6,605
Property, plant and equipment	1,783	2,090
Other financial assets	5,395	5,358
Other receivables and assets	1,720	625
Total non-current assets	33,922	33,097
Current assets
Other financial assets	22,032	21,415
Other receivables and assets	13,766	13,144
Cash and cash equivalents	477,423	516,685
Total current assets	513,220	551,244
TOTAL ASSETS	547,142	584,341
Shareholders’ equity
Share capital	793	785
Premiums related to share capital	1,191,083	1,190,593
Translation reserve	2,029	2,309
Retained earnings	(715,843)	(402,380)
Net loss for the period	(48,468)	(336,102)
Total shareholders’ equity	429,594	455,205
Non-current liabilities
Retirement benefit obligations	638	627
Provisions	15,491	28,849
Borrowings	346	554
Royalty certificates	32,764	30,237
Deferred tax liabilities	6,076	5,848
Total non-current liabilities	55,315	66,114
Current liabilities
Borrowings	1,101	1,302
Provisions	18,125	17,030
Trade payables and other current liabilities	29,514	37,552
Tax and employee-related payables	13,493	7,137
Total current liabilities	62,233	63,021
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	€ 547,142	€ 584,341